Related Party Transactions - Natural Gas Supply Agreement (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Cost of sales—related party	$ 23,000,000	$ 10,000,000	$ 85,429,000	$ 0	$ 0
Accrued liabilities—related party	7,000,000		2,531,000	0
Derivative assets—related party	4,000,000		2,623,000	2,132,000
Non-current derivative assets—related party	2,000,000		1,933,000	3,381,000
Natural Gas Supply Agreement [Member]
Related Party Transaction [Line Items]
Cost of sales—related party	23,000,000	10,000,000	85,429,000	0	$ 0
CCL [Member] | Natural Gas Supply Agreement [Member]
Related Party Transaction [Line Items]
Cost of sales—related party	23,000,000	$ 10,000,000		0
Accrued liabilities—related party	7,000,000		2,500,000	0
Derivative assets—related party	4,000,000		2,600,000	2,100,000
Non-current derivative assets—related party	$ 2,000,000		1,900,000	$ 3,400,000
CCL [Member] | Natural Gas Supply Agreement [Member] | Cost of sales—related party [Member]
Related Party Transaction [Line Items]
Cost of sales—related party			$ 85,400,000